Introduction and overview of Group's risk management - Reconciliation of Level 3 fair value measurements of financial instruments (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Introduction and overview of Group's risk management
Opening balance at January 1	$ 4,960,503	[1]
Closing balance at December 31	$ 5,017,356

[1]	Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.